Off-balance sheet assets received	12 Months Ended
Dec. 31, 2023
Disclosure Off-balance Sheet Assets Received [Line Items]
Disclosure Of Off Balance Sheet Assets Received Text Block

d) Off-balance sheet assets received
The table below presents assets received from third parties that can be sold or repledged and that are not recognized on the balance sheet but that are held as collateral, including amounts that have been sold or repledged.

Off-balance sheet assets received
USD m 31.12.23 31.12.22
Fair value of assets received that can be sold or repledged

1
489,476 434,023
of which: sold or repledged

2
357,020 331,805
1 Includes securities

received as initial

margin from its

clients that UBS

AG is required

to remit to

central counterparties,

brokers and

deposit banks through

its exchange-traded

derivative clearing

and execution
services.

2 Does not include off-balance sheet securities (31 December

2023: USD
16.0 bn; 31 December 2022: USD 9.9
bn) placed with central banks related to undrawn

credit lines and for payment, clearing and
settlement purposes for which there are no associated liabilities or contingent liabilities.